NOTE 2: DISPUTED SUBSIDIARY	9 Months Ended
Sep. 30, 2012
NOTE 2: DISPUTED SUBSIDIARY:
NOTE 2: DISPUTED SUBSIDIARY

NOTE 2: DISPUTED SUBSIDIARY

The Company and MILM are in litigation with Trident Laboratories, Inc. ("Trident") and the results of the litigation may have a negative effect on the balance sheet of the Company.

On January 16, 2012 Trident requested in writing to rescind the stock purchase agreement and  is currently in a dispute with the Company’s wholly-owned subsidiary MILM arising out of a stock purchase agreement granting MILM the right to acquire an additional 32% interest in Trident.  MILM filed an action in state court against Trident and its selling shareholders seeking, inter alia, specific performance of the agreement and for damages, including revenue generated by MILM.

As of the date of these statements, the suit has not yet been resolved and MILM may not recover any of its sales proceeds from Trident.  This has caused a significant reduction in receivables due at a later date. The legal dispute has caused a disruption in our operations and business plan during the first nine months of 2012.

Trident’s assertions include: (1) failure to pay $500,000 required by the stock purchase agreement.  Legal counsel has offered the court evidence indicating that this amount is payable on August 31, 2012 whereby breach could not occur until maturity date; and (2) practices of MILM are not in compliance with HIPPA.  Legal counsel has addressed these claims to the court.  Management, on consultation with counsel, believes that the Company is in compliance with regulations and will prevail in the action.  On October 5, 2012, Trident and its selling shareholders filed a counterclaim and third-party claim against MILM, the Company and some of its officers alleging fraudulent inducement, breach of contract, civil conspiracy, tortious interference and defamation.  The Company believes these claims are devoid of legal and factual merit.  The case is expected to go to trial in January 2013.

The Company has not received any financial data on the operations of Trident for the month of September 2012.  These financial statements were prepared without the missing activity.  Management believes that the missing activity is immaterial to the financial statements as a whole.  The Company has established a disputed net income reserve of $411,919 as of September 30, 2012, representing all of Trident's net income recognized by the Company since August 22, 2011, the date of acquisition.  A separate $389,135 in commissions payable on Trident sales are listed as disputed liabilities as of September 30, 2012.

Assets and liabilities, including the deferred revenue,  of the disputed subsidiary as of  September 30, 2012 are as follows:

Total assets	$1,975,407
Total liabilities	$678,080